Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 12,918,249		$ 11,915,363		$ 10,208,289
Acquired in business combinations		3,864		10,169	[1]	317,623	[2]
Additions net of transfers		1,459,417	[3]	1,681,186	[3]	2,266,778
Disposals		(66,591)		(109,832)		(29,949)
Depreciation		(1,103,434)		(1,043,879)		(948,052)
Exchange rate variation		(1,430,625)		465,242		100,570
Balance		11,780,880		12,918,249		11,915,363
Business combination adjustment						104
Buildings [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,305,145		3,779,963
Acquired in business combinations		656		4	[1]
Additions net of transfers	[3]	389,071		680,142
Disposals		(13,426)		(32,725)
Depreciation		(249,719)		(263,669)
Exchange rate variation		(449,250)		141,430
Balance		3,982,477		4,305,145		3,779,963
Land [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,209,739		1,056,590		944,922
Acquired in business combinations		887			[1]	81,496	[2]
Additions net of transfers		44,368	[3]	118,254	[3]	25,770
Disposals		(4,535)		(14,345)		(5,316)
Depreciation
Exchange rate variation		(181,067)		49,240		9,718
Balance		1,069,392		1,209,739		1,056,590
Business combination adjustment
Machinery and equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,310,590		3,832,826		3,569,854
Acquired in business combinations		1,387		10,180	[1]	90,861	[2]
Additions net of transfers		773,330	[3]	989,430	[3]	738,953
Disposals		(26,273)		(37,382)		(6,308)
Depreciation		(651,884)		(610,850)		(569,888)
Exchange rate variation		(368,954)		126,386		9,279
Balance		4,038,196		4,310,590		3,832,826
Business combination adjustment						75
Facilities [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		764,036		575,290		487,028
Acquired in business combinations		8			[1]	854	[2]
Additions net of transfers		150,793	[3]	184,128	[3]	86,100
Disposals		(483)		(2,783)		(92)
Depreciation		(52,546)		(44,024)		(32,225)
Exchange rate variation		(179,460)		51,425		33,625
Balance		682,348		764,036		575,290
Business combination adjustment
Computer equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		166,291		116,263
Acquired in business combinations		12			[1]
Additions net of transfers	[3]	97,172		90,951
Disposals		(2,952)		(710)
Depreciation		(61,550)		(44,804)
Exchange rate variation		(11,809)		4,591
Balance		187,164		166,291		116,263
Vehicles (land and air) [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		272,663		214,898		180,960
Acquired in business combinations		26			[1]	12,306	[2]
Additions net of transfers		100,767	[3]	99,659	[3]	61,945
Disposals		(13,116)		(8,736)		(7,497)
Depreciation		(44,931)		(43,559)		(34,571)
Exchange rate variation		(39,827)		10,401		1,743
Balance		275,582		272,663		214,898
Business combination adjustment						12
Construction in progress [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,636,719		2,124,483		1,218,888
Acquired in business combinations		826			[1]	4,990	[2]
Additions net of transfers		(209,062)	[3]	(558,747)	[3]	892,255
Disposals		(4,609)		(4,046)		(980)
Depreciation
Exchange rate variation		(185,089)		75,029		9,330
Balance		1,238,785		1,636,719		2,124,483
Business combination adjustment
Other [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		253,066		215,050
Acquired in business combinations		62		(15)	[1]
Additions net of transfers	[3]	112,978		77,369
Disposals		(1,197)		(9,105)
Depreciation		(42,804)		(36,973)
Exchange rate variation		(15,169)		6,740
Balance		$ 306,936		253,066		215,050
Buildings One [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				3,779,964		3,500,837
Acquired in business combinations	[2]					120,213
Additions net of transfers						360,757
Disposals						(3,900)
Depreciation						(235,102)
Exchange rate variation						37,154
Balance						3,779,964
Business combination adjustment						5
Computer Equipment One [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				116,264		121,960
Acquired in business combinations	[2]					705
Additions net of transfers						39,875
Disposals						(4,299)
Depreciation						(41,298)
Exchange rate variation						(679)
Balance						116,264
Business combination adjustment
Other Property Plant And Equipment One [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance				$ 215,048		183,840
Acquired in business combinations	[2]					6,198
Additions net of transfers						61,123
Disposals						(1,557)
Depreciation						(34,968)
Exchange rate variation						400
Balance						215,048
Business combination adjustment						$ 12

[1]	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.
[2]	Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.
[3]	Additions for each category includes transfers from construction in progress during the period.